Costs	12 Months Ended
Dec. 31, 2019
Costs
Costs

29 Costs

Purchase, services and other charges

(€ million)	2019	2018	2017
Production costs - raw, ancillary and consumable materials and goods	36,272	41,125	35,907
Production costs - services	11,589	10,625	12,228
Lease expense and other	1,478	1,820	1,684
Net provisions for contingencies	858	1,120	886
Charges for price variation on overliftling and underlifting operations			145
Other expenses	879	1,130	931
	51,076	55,820	51,781
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(197)	(192)	(224)
- capitalized direct costs associated with self-constructed assets - intangible assets	(5)	(6)	(9)
	50,874	55,622	51,548

Purchase, services and other charges include geological and geophysical costs of exploration activities for €275 million(€287 million and €273 million in 2018 and 2017, respectively). In 2018 and 2017, the item included operating leases for €872 million and €1,022 million, respectively.

Costs incurred in connection with research and development activities expensed through profit and loss, as they did not meet the requirements to be recognized as long-lived assets, amounted to €194 million (€197 million and €185 million in 2018 and 2017, respectively).

Royalties on the extraction of hydrocarbons amounted to €1,183 million (€1,043 million and €674 million in 2018 and 2017, respectively).

Additions to provisions net of reversal of unused provisions mainly related to net addition for litigations amounting to €60 million (net provisions of €101 million and €375 million in 2018 and 2017, respectively) and net additions for environmental liabilities amounting to €329 million (net provisions of €266 million and €200 million in 2018 and 2017, respectively). More information is provided in note 20 – Provisions. Net additions to provisions by segment are disclosed in note 35 – Segment information and information by geographic area.

Information about leases is disclosed in note 12 – Right-of-use assets and lease liabilities.

Payroll and related costs

(€ million)	2019	2018	2017
Wages and salaries	2,417	2,409	2,447
Social security contributions	449	448	441
Cost related to employee benefit plans	85	220	113
Other costs	213	170	162
	3,164	3,247	3,163
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(152)	(142)	(202)
- capitalized direct costs associated with self-constructed assets - intangible assets	(16)	(12)	(10)
	2,996	3,093	2,951

Other costs comprised provisions for redundancy incentives of €45 million (€37 million and €18 million in 2018 and 2017, respectively) and costs for defined contribution plans of €99 million (€95 million and €90 million in 2018 and 2017, respectively).

Cost related to employee benefit plans are described in note 21 – Provisions for employee benefits.

Costs with related parties are disclosed in note 36 – Transactions with related parties.

Average number of employees

The Group average number and breakdown of employees by category is reported below:

	2019		2018		2017
(number)	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	1,014	16	999	17	995	17
Junior managers	9,267	77	9,095	84	9,089	98
Employees	15,945	361	16,220	361	16,721	371
Workers	4,910	287	5,259	283	5,659	285
	31,136	741	31,573	745	32,464	771

The average number of employees was calculated as the average between the number of employees at the beginning and the end of the period. The average number of senior managers included managers employed in foreign countries, whose position is comparable to a senior manager’s status.

Long-term monetary incentive plan for the managers of Eni

On April 13, 2017, the Shareholders Meeting approved the Long-Term Monetary Incentive Plan 2017-2019 and empowered the Board of Directors to execute the Plan by authorizing it to dispose up to a maximum of 11 million of treasury shares in service of the Plan.

The Long-Term Monetary Incentive Plan 2017-2019 provides for three annual awards for the years 2017, 2018 and 2019 and is intended for the Chief Executive Officer of Eni and for the managers of Eni and its subsidiaries who qualify as “senior managers deemed critical for the business”, selected among those who are in charge of tasks directly linked to the Group results or of strategic clout to the business. The Plan provides the granting of Eni shares for no consideration to eligible managers after a three-year vesting period under the condition that they would remain in office until vesting. Considering that this incentive falls within the category of employee compensation, in accordance with IFRS, the cost of the plan is determined based on the fair value of the financial instruments awarded to the beneficiaries and the number of shares that will be granted at the end of the vesting period; the cost is accruing along the vesting period.

The number of shares that will be granted at the end of the vesting period is conditioned on a 50-50 basis to actual results of two performance parameters against preset targets: (i) a market condition in terms of Total Shareholder Return (TSR) of the Eni share compared to the TSR of the FTSE Mib index of the Italian Stock Exchange Market, and to a group of Eni’s competitors (“Peers Group”)[37] and the TSR of their corresponding stock exchange market[38]; (ii) growth in the Net Present Value (NPV) of proved reserves benchmarked against the Peer Group. Depending on the performance of the parameters mentioned above, the number of shares that will vest after three years may range between 0% and 180% of the initial award. Furthermore, 50% of the shares that will eventually vest is subject to a lock-up clause of one year after the vesting date.

The number of shares awarded at the grant date was 1,759,273 in 2019, 1,517,975 in 2018 and 1,719,061 in 2017; the weighted average fair value of the shares at the same date was €9.88 per share in 2019, €11.73 per share in 2018 and €7.99 per share in 2017.

The estimation of the fair value was calculated by adopting specific valuation techniques regarding the different performance parameters provided by the plan (the stochastic method for the market condition of the plan and the Black-Scholes model for the component related to the NPV of the reserves), taking into account the fair value of the Eni share at the grant date (€13.714 per share in 2019; €14.246 per share in 2018; €13.81 per share in 2017), reduced by dividends expected along the vesting period (6.1% of the share price at vesting date in 2019; 5.8% of the share price at vesting date in 2018; 5.8% of the share price at vesting date in 2017), the volatility of the stock (19% for attribution 2019; 20% for attribution 2018; 25% for attribution 2017), the forecasts for the performance parameters, as well as the lower value attributable to the shares considering the lock-up period at the end of the vesting period.

In 2019, the costs related to the long-term monetary incentive plan 2017-2019, recognized as a component of the payroll cost, amounted to €9 million (€5 million in 2018; €0.4 million in 2017) with a contra-entry to equity reserves.

Compensation of key management personnel

Compensation, including contributions and collateral expenses, of personnel holding key positions in planning, directing and controlling the Eni Group subsidiaries, including executive and non-executive officers, general managers and managers with strategic responsibilities in office during the year consisted of the following:

(€ million)	2019	2018	2017
Wages and salaries	28	27	25
Post-employment benefits	2	2	2
Other long-term benefits	12	10	9
Indemnities upon termination of employment	12		7
	54	39	43

Compensation of Directors and Statutory Auditors

Compensation of Directors amounted to €9.2 million, €9.6 million and €14.5 million for 2019, 2018 and 2017, respectively. Compensation of Statutory Auditors amounted to €0.613 million, €0.604 million and €0.760 million in 2019, 2018 and 2017, respectively.

Compensation included emoluments and social security benefits due for the office as Director or Statutory Auditor held at the parent company Eni SpA or other Group subsidiaries, which was recognized as a cost to the Group, even if not subject to personal income tax.

37   The group consists of the following oil companies: Anadarko, Apache, BP, Chevron, ConocoPhillips, ExxonMobil, Marathon Oil, Royal Dutch Shell, Statoil and Total.

38   The performance condition connected with the TSR in accordance with the international accounting standards represents a so-called market condition.